Loans Receivable from Franchisees, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance at beginning of period	$ 232,876	$ 55,520
Provision	286,049	183,501
Written-off		(8,571)
Effect of translation adjustment	15,248	2,426
Balance at end of period	$ 534,173	$ 232,876